COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current
Effective interest rate (%)	7.49%
Collaboration interest-bearing advanced funding	$ 44.1	$ 319.1